SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

22. SEGMENT INFORMATION AND REVENUE ANALYSIS

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As disclosed in Note 10, subsequent to the merger of equals with VanceInfo, former Hisoft and VanceInfo each represented one operating segment as of December 31, 2012. However, under the aggregation criteria set forth in the US GAAP with respect to segment reporting, the two operating segments were aggregated into one reportable segment as they have similar economic characteristics and provide the similar services. In the early 2013, the integration process of former VanceInfo and HiSoft had been completed as the Group had successfully integrated the financial system, business groups, and other support departments into one operating segment, and therefore the Group has only one reportable segment as of December 31, 2013.

        The Group has internal reporting that does not distinguish between markets or segments. The Group operates in Asia, North America, Europe, and all of the Group's long-lived assets are located as follows:

	Years ended December 31,
	2011		2012		2013
	Net Revenues(1)	Long-lived assets(2)	Net Revenues(1)	Long-lived Assets(2)	Net Revenues(1)	Long-lived Assets(2)
Greater China	$87,264	$37,405	$172,316	$197,559	$401,988	$219,380
United States	49,271	19,922	75,306	31,729	135,647	31,118
Asia South	29,673	8,549	45,276	23,984	69,884	21,700
Japan	47,671	1,996	60,137	2,743	49,623	2,496
Europe	5,110	—	5,996	3,387	12,877	3,387

Total	$218,989	$67,872	$359,031	$259,402	$670,019	$278,081

Note:

(1)
Net revenues are presented by operating location of the Group's customer entities.

(2)
Long-lived assets are presented by the operating location of the subsidiaries of the Company.

        The outsourced technology services provided by the Group include Infrastructure Technology Services ("ITS"), Research and Development Services ("RDS"), and Business Process Outsourcing ("BPO"). The Group's net revenues are substantially derived from these three services lines.

	Years ended December 31,
	2011	2012	2013
ITS	$126,105	$212,448	$398,915
RDS	92,884	144,173	259,606
BPO	—	2,410	11,498

Total	$218,989	$359,031	$670,019